COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Liabilities of legal service	$ 50	$ 50	$ 50